Stockholders' Deficit (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	27,750,000	14,000,000
Granted	6,650,000	13,750,000
Exercised
Forfeited or expired	(3,000,000)
Ending balance	31,400,000	27,750,000
Exercisable	19,085,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance	$ 0.1037	$ 0.1357
Granted	0.3543	0.0711
Exercised
Forfeited or expired	0.25
Ending balance	0.1428	$ 0.1037
Exercisable	$ 0.0616